Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Detail) - Fair value hedges [member] - Interest rate risk [member] - Designated as hedged items in hedging relationships [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Assets	$ 52,216	$ 42,810
Accumulated amount of fair value adjustments on the hedged item, Assets	$ (3,285)	$ (78)
Balance sheet items	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale
Changes in fair values used for calculating hedge ineffectiveness	$ (3,695)	$ (1,027)
Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Liabilities	86,738	65,355
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ (5,924)	$ (59)
Balance sheet items	Deposits - Business and government; Subordinated debentures	Deposits – Business and government; Subordinated debentures
Changes in fair values used for calculating hedge ineffectiveness	$ 5,742	$ 1,842